UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23377)

Tidal Trust I
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 700

Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal Trust I
234 West Florida Street, Suite 700

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

Registrant’s telephone number, including area code

Date of fiscal year end: July 31

Date of reporting period: January 31, 2026

Item 1. Reports to Stockholders.

Academy Veteran Bond ETF Tailored Shareholder Report

semi-annual shareholder report January 31, 2026 Academy Veteran Bond ETF Ticker: VETZ (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the Academy Veteran Bond ETF (the "Fund") for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.academyetfs.com. You can also request this information by contacting us at (866) 631-0504 or by writing the Fund at Academy Veteran Bond ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Academy Veteran Bond ETF	$18	0.35%
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of January 31, 2026)

Fund Size (Thousands)	$88,843
Number of Holdings	128
Total Advisory Fee Paid	$146,645
Portfolio Turnover Rate	12%

Sector Breakdown
(% of total net assets)

What did the Fund invest in?

(as of January 31, 2026)

Top Issuers	(% of total net assets)
Ginnie Mae II Pool	84.1
Small Business Administration Pools	13.8
Ginnie Mae I Pool	1.0

This is a summary of certain changes to the Fund. For more complete information, you may review the Fund's prospectus.

How has the Fund Changed?

Effective August 1, 2025, U.S. Bancorp Fund Services, LLC, doing business as Global Fund Services, no longer serves as the Sub‑Administrator for each series of Tidal Trust I, including the Fund.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.academyetfs.com.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Financial Statements

January 31, 2026 (Unaudited)

Tidal Trust I

Academy Veteran Bond ETF     | VETZ | NYSE Arca, Inc.

Academy Veteran Bond ETF

Academy Veteran Bond ETF

Schedule of Investments

January 31, 2026 (Unaudited)

ASSET BACKED SECURITIES - 13.8%	Par	Value
Small Business Administration Pools(a)
Pool SBA 530428, 4.30% (Prime Rate + (2.45%)), 10/25/2033	$231,349	$231,954
Pool SBA 530439, 4.30% (Prime Rate + (2.45%)), 10/25/2033	624,854	626,489
Pool SBA 530455, 4.40% (Prime Rate + (2.35%)), 11/25/2033	1,022,975	1,028,292
Pool SBA 530472, 4.45% (Prime Rate + (2.30%)), 12/25/2033	243,253	244,740
Pool SBA 530560, 4.05% (Prime Rate + (2.70%)), 05/25/2034	398,835	398,050
Pool SBA 530574, 4.05% (Prime Rate + (2.70%)), 05/25/2034	360,539	359,830
Pool SBA 530588, 4.05% (Prime Rate + (2.70%)), 08/25/2034	614,627	613,189
Pool SBA 530592, 5.75% (Prime Rate + (1.00%)), 08/25/2034	205,453	212,774
Pool SBA 530612, 4.05% (Prime Rate + (2.70%)), 08/25/2034	378,699	377,777
Pool SBA 530631, 4.10% (Prime Rate + (2.65%)), 08/25/2034	141,598	141,408
Pool SBA 530653, 4.10% (Prime Rate + (2.65%)), 09/25/2034	60,275	60,195
Pool SBA 530692, 4.10% (Prime Rate + (2.65%)), 11/25/2034	359,677	359,208
Pool SBA 530776, 4.10% (Prime Rate + (2.65%)), 03/25/2035	549,738	548,996
Pool SBA 530809, 4.88% (Prime Rate + (1.87%)), 08/25/2035	233,166	237,938
Pool SBA 530810, 4.10% (Prime Rate + (2.65%)), 04/25/2035	374,123	373,624
Pool SBA 530832, 4.16% (Prime Rate + (2.59%)), 06/25/2050	688,790	688,205
Pool SBA 530851, 7.02% (Prime Rate + 0.27%), 07/25/2035	443,429	479,266
Pool SBA 530885, 4.20% (Prime Rate + (2.55%)), 07/25/2035	2,182,252	2,198,226
Pool SBA 530887, 5.75% (Prime Rate + (1.00%)), 07/25/2035	1,915,506	2,001,569
Pool SBA 530979, 4.15% (Prime Rate + (2.60%)), 11/25/2035	294,888	296,802
Pool SBA 531001, 5.75% (Prime Rate + (1.00%)), 04/25/2036	497,089	520,468
Pool SBA 531034, 4.25% (Prime Rate + (2.50%)), 07/25/2051	250,000	251,896

TOTAL ASSET BACKED SECURITIES (Cost $12,218,351)		12,250,896

MORTGAGE-BACKED SECURITIES - 85.1%	Par	Value
Ginnie Mae I Pool
Pool GN 615400, 4.50%, 08/15/2033	293,025	295,025
Pool GN 666291, 2.50%, 12/15/2042	72,997	64,288
Pool GN 682229, 4.00%, 07/15/2049	490,727	468,934
Pool GN AD0997, 2.50%, 04/15/2043	37,171	32,734
Pool GN AD0998, 2.50%, 04/15/2043	96,239	84,750
Pool GN AD0999, 2.50%, 05/15/2043	9,559	8,418
Ginnie Mae II Pool
Pool G2 678014, 4.00%, 04/20/2048	69,371	65,509
Pool G2 784981, 3.50%, 04/20/2050	883,012	817,541
Pool G2 785510, 2.50%, 01/20/2051	1,837,412	1,562,946
Pool G2 786095, 3.00%, 04/20/2052	473,281	425,389
Pool G2 786134, 3.00%, 04/20/2052	3,267,906	2,937,223
Pool G2 786216, 3.50%, 06/20/2052	208,370	191,006
Pool G2 786463, 3.50%, 12/20/2052	2,006,252	1,823,195
Pool G2 786464, 2.50%, 12/20/2052	384,003	321,869

The accompanying notes are an integral part of these financial statements.

Pool G2 786552, 2.00%, 12/20/2052	421,952	344,394
Pool G2 786723, 3.50%, 11/20/2052	282,185	258,670
Pool G2 786724, 2.50%, 01/20/2053	836,717	701,330
Pool G2 786725, 3.00%, 11/20/2052	383,999	339,411
Pool G2 786784, 4.50%, 06/20/2053	663,672	649,811
Pool G2 786793, 2.00%, 12/20/2052	423,999	346,066
Pool G2 786842, 4.00%, 04/20/2053	775,442	733,035
Pool G2 787240, 5.00%, 01/20/2054	1,869,223	1,871,479
Pool G2 787975, 5.50%, 05/20/2055	306,970	309,018
Pool G2 788093, 5.50%, 07/20/2055	875,659	881,502
Pool G2 788100, 5.50%, 08/20/2055	1,678,391	1,689,590
Pool G2 788152, 5.00%, 09/20/2055	1,875,174	1,868,533
Pool G2 BK5879, 4.50%, 11/20/2048	166,481	164,865
Pool G2 BS8626, 3.00%, 02/20/2050	755,912	680,137
Pool G2 BS8891, 3.50%, 02/20/2050	1,143,103	1,057,929
Pool G2 BS8912, 3.00%, 02/20/2050	491,052	441,827
Pool G2 BT1911, 3.50%, 12/20/2050	132,977	121,964
Pool G2 BU6116, 2.50%, 04/20/2050	59,174	50,986
Pool G2 BU6352, 3.50%, 06/20/2051	146,850	135,537
Pool G2 BV1199, 3.50%, 05/20/2050	133,968	122,873
Pool G2 BX2636, 2.50%, 10/20/2050	693,060	597,159
Pool G2 BY0769, 2.50%, 09/20/2050	785,473	676,830
Pool G2 BZ0238, 2.50%, 03/20/2051	1,827,375	1,560,790
Pool G2 CD4331, 2.00%, 04/20/2051	419,597	346,647
Pool G2 CK2586, 3.00%, 04/20/2052	1,322,879	1,189,015
Pool G2 CL5518, 3.00%, 03/20/2052	1,830,173	1,644,975
Pool G2 CL5523, 3.00%, 04/20/2052	1,067,875	943,877
Pool G2 CN0347, 3.00%, 09/20/2052	116,853	105,087
Pool G2 CN5150, 2.50%, 07/20/2052	911,753	778,788
Pool G2 CN6487, 3.00%, 06/20/2052	900,798	809,645
Pool G2 CN6885, 3.50%, 05/20/2052	80,797	73,669
Pool G2 CN8589, 4.00%, 08/20/2052	329,336	311,325
Pool G2 CO4367, 5.00%, 08/20/2052	71,384	71,545
Pool G2 CO5989, 3.00%, 02/20/2052	1,008,356	907,049
Pool G2 CO5999, 3.00%, 09/20/2052	659,149	592,926
Pool G2 CQ2299, 3.00%, 11/20/2052	446,327	399,880
Pool G2 CQ5485, 4.50%, 11/20/2052	321,510	314,795
Pool G2 CR2134, 3.50%, 09/20/2060	661,216	608,380
Pool G2 CT5959, 4.50%, 04/20/2053	754,753	734,574
Pool G2 CT6282, 4.50%, 02/20/2062	462,040	453,416
Pool G2 CT9943, 5.00%, 04/20/2053	1,171,993	1,173,407
Pool G2 CU0134, 4.50%, 05/20/2053	444,270	432,392
Pool G2 CU4415, 6.50%, 05/20/2053	136,458	141,286
Pool G2 CU5352, 5.50%, 08/20/2053	427,467	434,421
Pool G2 CV1066, 5.00%, 06/20/2053	602,707	603,434
Pool G2 CV6338, 5.50%, 07/20/2053	1,224,071	1,241,806
Pool G2 CV6387, 5.00%, 06/20/2053	673,865	674,678
Pool G2 CV6664, 5.50%, 06/20/2053	228,266	232,594
Pool G2 CV7142, 4.50%, 07/20/2050	1,108,528	1,078,643

The accompanying notes are an integral part of these financial statements.

Pool G2 CW6876, 7.00%, 08/20/2053	33,307	34,462
Pool G2 CY9047, 5.50%, 03/20/2054	1,003,256	1,017,123
Pool G2 DA2629, 5.00%, 03/20/2054	876,610	881,531
Pool G2 DG4649, 5.50%, 12/20/2054	345,955	349,192
Pool G2 DG4653, 4.00%, 12/20/2039	1,193,765	1,180,122
Pool G2 DH3437, 4.50%, 02/20/2040	910,811	913,527
Pool G2 DN7697, 4.88%, 02/20/2065	382,400	382,358
Pool G2 DP3792, 5.00%, 01/20/2056	900,000	896,961
Pool G2 MA2752, 2.50%, 04/20/2045	927,581	818,905
Pool G2 MA2824, 2.50%, 05/20/2045	625,426	552,151
Pool G2 MA5386, 3.00%, 08/20/2048	156,775	140,224
Pool G2 MA6209, 3.00%, 10/20/2049	1,101,467	977,266
Pool G2 MA6464, 3.00%, 02/20/2050	910,506	807,763
Pool G2 MA7191, 1.50%, 02/20/2051	309,295	247,500
Pool G2 MA7906, 2.00%, 03/20/2037	611,517	562,721
Pool G2 MA8040, 1.50%, 04/20/2052	538,241	422,828
Pool G2 MA8095, 1.50%, 12/20/2043	99,166	86,289
Pool G2 MA8173, 2.50%, 08/20/2037	165,810	155,946
Pool G2 MA8190, 3.00%, 08/20/2052	1,743,451	1,541,008
Pool G2 MA8239, 2.00%, 02/20/2037	420,355	393,019
Pool G2 MA8314, 2.00%, 01/20/2037	104,274	97,494
Pool G2 MA8417, 4.00%, 11/20/2052	1,791,940	1,672,203
Pool G2 MA8475, 2.00%, 12/20/2052	1,119,428	913,671
Pool G2 MA8710, 3.00%, 01/20/2052	1,379,516	1,219,332
Pool G2 MA8712, 4.00%, 03/20/2053	2,705,686	2,524,892
Pool G2 MA8782, 2.00%, 12/20/2051	735,680	600,458
Pool G2 MA8783, 2.50%, 03/20/2052	1,262,517	1,058,963
Pool G2 MA8860, 2.00%, 08/20/2052	779,897	636,547
Pool G2 MA8862, 3.00%, 01/20/2053	1,108,814	980,063
Pool G2 MA8941, 2.00%, 06/20/2053	1,376,427	1,146,236
Pool G2 MA9093, 5.00%, 08/20/2053	1,307,483	1,309,960
Pool G2 MA9153, 2.50%, 09/20/2053	803,247	673,740
Pool G2 MA9157, 4.50%, 09/20/2053	1,497,293	1,460,096
Pool G2 MA9223, 3.00%, 04/20/2052	2,820,099	2,492,641
Pool G2 MA9224, 3.50%, 10/20/2053	823,795	746,296
Pool G2 MA9287, 3.00%, 02/20/2052	839,422	741,951
Pool G2 MA9344, 3.00%, 09/20/2053	191,572	168,862
Pool G2 MA9481, 2.00%, 01/20/2054	2,577,951	2,144,924
Pool G2 MA9593, 6.00%, 04/20/2054	460,806	469,656
Pool G2 MA9710, 4.50%, 05/20/2054	278,170	270,466
Pool G2 MA9893, 5.50%, 09/20/2054	113,358	114,515
Pool G2 MB0585, 4.50%, 08/20/2040	875,151	872,664

TOTAL MORTGAGE-BACKED SECURITIES (Cost $74,563,921)		75,677,343

The accompanying notes are an integral part of these financial statements.

SHORT-TERM INVESTMENTS - 0.5%
Money Market Funds - 0.5%	Shares	Value
First American Government Obligations Fund - Class X, 3.61%(b)	424,799	424,799

TOTAL SHORT-TERM INVESTMENTS (Cost $424,799)		424,799

TOTAL INVESTMENTS - 99.4% (Cost $87,207,071)		88,353,038
Other Assets in Excess of Liabilities - 0.6%		490,411
TOTAL NET ASSETS - 100.0%		$88,843,449

Percentages are stated as a percent of net assets.

(a)	Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of January 31, 2026.

(b)	The rate shown represents the 7-day annualized effective yield as of January 31, 2026.

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities

January 31, 2026 (Unaudited)

Academy Veteran Bond ETF
ASSETS:
Investments, at value (cost $87,207,071) (Note 2)	$88,353,038
Interest receivable	344,236
Receivable for investments sold	172,434
Total assets	88,869,708

LIABILITIES:
Payable to adviser (Note 4)	26,259
Total liabilities	26,259
NET ASSETS	$88,843,449

NET ASSETS CONSISTS OF:
Paid-in capital	$87,317,386
Total distributable earnings/(accumulated losses)	1,526,063
Total Net Assets	$88,843,449

Net assets	$88,843,449
Shares issued and outstanding(a)	4,425,000
Net asset value per share	$20.08

(a)   Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

Statement of Operations

For the Period Ended January 31, 2026 (Unaudited)

Academy Veteran Bond ETF
INVESTMENT INCOME:
Interest income	$2,761,042
Total investment income	2,761,042

EXPENSES:
Investment advisory fee (Note 4)	146,645
Total expenses	146,645
NET INVESTMENT INCOME (LOSS)	2,614,397

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	—
Net realized gain (loss)	—
Net change in unrealized appreciation (depreciation) on:
Investments	1,452,924

Net change in unrealized appreciation (depreciation)	1,452,924
Net realized and unrealized gain (loss)	1,452,924
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,067,321

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Academy Veteran Bond ETF
	Period Ended January 31, 2026 (Unaudited)	Year Ended July 31, 2025
OPERATIONS:
Net investment income (loss)	$2,614,397	$4,641,081
Net realized gain (loss)	—	(315)
Net change in unrealized appreciation (depreciation)	1,452,924	(1,694,264)
Net increase (decrease) in net assets resulting from operations	4,067,321	2,946,502

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(2,684,446)	(4,603,400)
Total distributions to shareholders	(2,684,446)	(4,603,400)

CAPITAL TRANSACTIONS:
Subscriptions	8,017,602	7,424,175
ETF transaction fees (Note 9)	5,612	5,197
Net increase (decrease) in net assets from capital transactions	8,023,214	7,429,372

NET INCREASE (DECREASE) IN NET ASSETS	9,406,089	5,772,474

NET ASSETS:
Beginning of the period	79,437,360	73,664,886
End of the period	$88,843,449	$79,437,360

SHARES TRANSACTIONS
Subscriptions	400,000	375,000
Total increase (decrease) in shares outstanding	400,000	375,000

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a share outstanding throughout the periods presented

	Academy Veteran Bond ETF
	Period Ended January 31, 2026 (Unaudited)	Year Ended July 31, 2025	Year Ended July 31, 2024(a)
PER SHARE DATA:

Net asset value, beginning of period	$19.74	$20.18	$20.00

INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	0.63	1.24	1.10
Net realized and unrealized gain (loss)(c)	0.36	(0.45)	(0.05)
Total from investment operations	0.99	0.79	1.05

LESS DISTRIBUTIONS FROM:
Net investment income	(0.65)	(1.23)	(0.89)
Total distributions	(0.65)	(1.23)	(0.89)

ETF transaction fees per share	0.00 (d)	0.00 (d)	0.02
Net asset value, end of period	$20.08	$19.74	$20.18
TOTAL RETURN(e)	5.09%	4.03%	5.53%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$88,843	$79,437	$73,665
Ratio of expenses to average net assets(f)	0.35%	0.35%	0.35%
Ratio of net investment income to average net assets(f)	6.24%	6.24%	5.55%
Portfolio turnover rate(e)(g)	12%	18%	13%

(a)	Inception date of the Fund was August 1, 2023.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.

(e)	Not annualized for periods less than one year.

(f)	Annualized for periods less than one year.

(g)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements

January 31, 2026 (Unaudited)

NOTE 1 - ORGANIZATION

The Academy Veteran Bond ETF (the “Fund”) is a diversified series of shares of beneficial interest of Tidal Trust I (the “Trust”). The Trust was organized as a Delaware statutory trust on June 4, 2018 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by the Board of Trustees (the “Board”). Tidal Investments LLC (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Fund and Academy Asset Management, LLC d/b/a Academy Asset Management (the “Sub-Adviser”) serves as investment sub-adviser to the Fund. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services—Investment Companies.” The Fund commenced operations on August 1, 2023.

The investment objective of the Fund is to seek to generate current income.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Security Valuation - Equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”), and Master Limited Partnerships (“MLPs”), listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the Nasdaq Stock Market, LLC (the “NASDAQ”)), including securities traded over-the- counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on the NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents each day that the Fund is open for business.

Debt securities, including mortgage-backed securities (“MBS”) and asset-backed securities (“ABS”) are valued by using an evaluated mean of the bid and ask prices provided by independent pricing agents. The independent pricing agents may employ methodologies that utilize actual market transactions (if the security is actively traded), broker-dealer supplied valuations, or other methodologies designed to identify the market value for such securities. In arriving at valuations, such methodologies generally consider factors such as security prices, yields, maturities, call features, ratings and developments relating to specific securities.

Investments in money market mutual funds are valued at each underlying fund’s published net asset value (“NAV”) per share as of the valuation time. Each underlying money market fund calculates NAV using the amortized cost method (which approximates fair value) as permitted by Rule 2a-7 under the 1940 Act.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

Notes to Financial Statements

January 31, 2026 (Unaudited)

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2026:

Academy Veteran Bond ETF
	Level 1	Level 2	Level 3	Total

Investments:
Asset Backed Securities	$—	$12,250,896	$—	$12,250,896
Mortgage-Backed Securities	—	75,677,343	—	75,677,343
Money Market Funds	424,799	—	—	424,799
Total Investments	$424,799	$87,928,239	$—	$88,353,038

Federal Income Taxes - The Fund has elected to be taxed as a regulated investment company (“RIC”) and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to RICs. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to RICs, the Fund intends to declare as dividends in each calendar year, at least 98% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a RIC, the Fund is subject to a 4% excise tax that is imposed if the Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year (unless an election is made to use the Fund’s fiscal year). The Fund generally intends to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Fund may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Fund and are available to supplement future distributions. Tax expense is disclosed in the Statement of Operations, if applicable.

Notes to Financial Statements

January 31, 2026 (Unaudited)

As of January 31, 2026, the Fund did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Fund identifies its major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations.

Securities Transactions and Investment Income - Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Distributions to Shareholders - Distributions to shareholders from net investment income, if any, for the Fund are declared and paid monthly. Distributions to shareholders from net realized gains on securities, if any, for the Fund normally are declared and paid at least annually. Distributions are recorded on the ex-dividend date.

Use of Estimates - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Share Valuation - The NAV per Share is calculated by dividing the sum of the value of the securities held by a Fund, plus cash or other assets, minus all liabilities by the total number of Shares outstanding for the Fund, rounded to the nearest cent. Fund Shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

Guarantees and Indemnifications - In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Illiquid Securities - Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Fund should be in a position where the value of illiquid investments held by the Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

NOTE 3 - PRINCIPAL INVESTMENT RISKS

Agency Small Business Loan & MBS Risk. There is uncertainty as to the current status of many obligations of Fannie Mae or Freddie Mac and other agencies that are placed under conservatorship of the U.S. Government. Agency-backed securities may be more sensitive to changes in interest rates than other types of fixed-income securities. Movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of agency-backed securities. Agency-backed securities are subject to fluctuations in yield due to prepayment rates that may be faster or slower than expected. Agency-backed securities can also be subject to the risk of default on the underlying small business loans or mortgages, as the case may be. In addition, MBS securities may be subject to extended settlement periods. If the counterparty to a transaction fails to deliver the securities, the Fund could suffer a loss. Default or bankruptcy of a counterparty to a transaction would expose the Fund to possible loss. These risks may reduce the Fund’s returns.

Notes to Financial Statements

January 31, 2026 (Unaudited)

Fixed-Income Securities Risk. Typically, the value of fixed-income securities changes inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk (discussed below), which is the risk that the value of such securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease. For example, while securities with longer maturities and durations tend to produce higher yields, they also tend to be more sensitive to changes in prevailing interest rates and are therefore more volatile than shorter-term securities and are subject to greater market fluctuations as a result of changes in interest rates. Investments in fixed-income securities with very low or negative interest rates may diminish the Fund’s yield and performance. Recent and potential future changes in government monetary policy may also affect the level of interest rates. These changes could cause the Fund’s NAV to fluctuate or make it more difficult for the Fund to accurately value its securities. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. Fixed-income securities are also subject to credit risk, prepayment risk (discussed below), valuation risk, extension risk (discussed below), and liquidity risk. Credit risk is the risk that the credit strength of an issuer of a fixed- income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default. Prepayment risk is the risk that during periods of falling interest rates, certain fixed-income securities with higher interest rates, such as mortgage- and asset-backed securities, may be prepaid by their issuers thereby reducing the amount of interest payments. Valuation risk is the risk that one or more of the fixed-income securities in which the Fund invests are priced differently than the value realized upon such security’s sale. In times of market instability, valuation may be more difficult. Extension risk is the risk that borrowers may pay off their debt obligations more slowly in times of rising interest rates. Liquidity risk is the risk that fixed-income securities may be difficult or impossible to sell at the time that the portfolio managers would like or at the price the portfolio managers believe the security is currently worth.

Interest Rate Risk. Generally, the value of fixed-income securities will change inversely with changes in interest rates. As interest rates rise, the market value of fixed-income securities tends to decrease. Conversely, as interest rates fall, the market value of fixed-income securities tends to increase. This risk will be greater for long-term securities than for short-term securities. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets. In addition, the interest rates payable on floating -rate securities are not fixed and may fluctuate based upon changes in market rates. The interest rate on a floating-rate security is a variable rate which is tied to another interest rate. Floating-rate securities are subject to interest rate risk and credit risk.

Counterparty and Issuer Credit Risk. The financial condition of an issuer of a fixed-income security or other instrument or a counterparty to a derivative or other contract may cause such issuer or counterparty to default, become unable to pay interest or principal due or otherwise fail to honor its obligations or cause such issuer or counterparty to be perceived (whether by market participants, rating agencies, pricing services or otherwise) as being in such situations. The value of an investment in the Fund may change quickly and without warning in response to issuer or counterparty defaults, changes in the credit ratings of the Fund’s portfolio investments and/or perceptions related thereto.

Non-Agency MBS Risk. Non-agency MBS are subject to heightened risks as compared to agency MBS, including that non- agency MBS are not subject to the same underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying non-agency MBS may, and frequently do, have less favorable collateral, credit risk, or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose, and borrower characteristics. There may be a limited market for such securities.

Prepayment Risk and Extension Risk. Many issuers have a right to prepay their fixed-income securities. Issuers may be more likely to prepay their securities if interest rates fall. If this happens, the Fund will not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates and will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on prepaid securities. The Fund may also lose any premium it paid on prepaid securities. If interests rate rise, then issuers may extend the duration of a fixed-income security so that it is paid off more slowly than expected and the value of the security may decline.

Notes to Financial Statements

January 31, 2026 (Unaudited)

Repurchase Agreement Risk. Repurchase agreements may be viewed as loans made by the Fund that are collateralized by the securities subject to repurchase. The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. If the Fund’s counterparty should default on its obligations and the Fund is delayed or prevented from recovering the collateral, or if the value of the collateral is insufficient, the Fund may realize a loss.

Reverse Repurchase Agreements Risk. A reverse repurchase agreement is the sale by the Fund of a debt obligation to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that debt obligation from that party on a future date at an agreed upon price. Similar to borrowing, reverse repurchase agreements provide the Fund with cash for investment purposes, which creates leverage and subjects the Fund to the risks of leverage. Reverse repurchase agreements also involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities.

To-Be-Announced (“TBA”) Transactions Risk. The Fund may enter into TBA transactions for MBS. There can be no assurance that a security purchased on a forward commitment basis will ultimately be issued or delivered by the counterparty. During the settlement period, the Fund will still bear the risk of any decline in the value of the security to be delivered. Because TBA transactions do not require the purchase and sale of identical securities, the characteristics of the security delivered to the Fund may be less favorable than the security delivered to the dealer. If the counterparty to a transaction fails to deliver the securities, the Fund could suffer a loss. At the time of its acquisition, a TBA security may be valued at less than the purchase price.

Third-Party Data Risk. The composition of the Fund’s portfolio is heavily dependent on information and data calculated and published by independent third parties (“Third-Party Data”). When Third-Party Data proves to be incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities from the Fund’s portfolio that would have been excluded or included had the Third-Party Data been correct and complete.

ETF Risks.

•	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•	Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., fixed-income securities that cannot be broken up beyond certain minimum sizes needed for transfer and settlement). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may have less cash efficiency and pay out higher annual capital gain distributions to shareholders than if the in-kind redemption process was used.

•	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of ETFs holding only domestic securities.

Notes to Financial Statements

January 31, 2026 (Unaudited)

•	Trading. Although Shares are listed on a national securities exchange, such as the NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Also, in stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. These adverse effects on liquidity for Shares, in turn, could lead to wider bid/ask spreads and differences between the market price of Shares and the underlying value of those Shares.

General Market Risk. Securities markets and individual securities will increase or decrease in value. Security prices may fluctuate widely over short or extended periods in response to market or economic news and conditions, and securities markets also tend to move in cycles. If there is a general decline in the securities markets, it is possible your investment may lose value regardless of the individual results of the companies in which the Fund invests. The magnitude of up and down price or market fluctuations over time is sometimes referred to as “volatility,” and it can be significant. In addition, different asset classes and geographic markets may experience periods of significant correlation with each other. As a result of this correlation, the securities and markets in which the Fund invests may experience volatility due to market, economic, political or social events and conditions that may not readily appear to directly relate to such securities, the securities’ issuer or the markets in which they trade.

Management Risk. The Fund is actively- managed and may not meet its investment objective based on the Sub-Adviser’s success or failure to implement investment strategies for the Fund.

Money Market Fund Risk. Money market funds are subject to the risk that they will decline in value due to changes of interest rates. Although each money market fund in which the Fund may invest seeks to maintain a NAV of $1.00 per share, there is no assurance that the underlying fund will be able to do so.

Newer Fund Risk. The Fund is a recently organized management investment company with limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decisions. There can be no assurance that the Fund will maintain an economically viable size.

Sub-Adviser Risk. The Sub-Adviser has experienced professionals who have managed investments in the past, but they do not have long-term experience managing an ETF.

NOTE 4 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Fund pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Fund (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and oversight of the Board. The Adviser provides oversight of the Sub-Adviser and review of the Sub-Adviser’s performance.

Pursuant to the Advisory Agreement, the Fund pays the Adviser a unitary management fee (the “Investment Advisory Fee”) of 0.35% based on the average daily net assets of the Fund. Out of the Investment Advisory Fee, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Fund, including the cost of sub -advisory, transfer agency, custody, fund administration, and all other related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay, or require the Sub-Adviser to pay, all expenses incurred by the Fund except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”), and the Investment Advisory Fee payable to the Adviser. The Investment Advisory Fees incurred are paid monthly to the Adviser. Investment Advisory Fees for the period ended January 31, 2026 are disclosed in the Statement of Operations.

Notes to Financial Statements

January 31, 2026 (Unaudited)

The Sub-Adviser serves as investment sub-adviser to the Fund, pursuant to a sub- advisory agreement between the Adviser and the Sub-Adviser with respect to the Fund (the “Sub -Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, the Sub-Adviser is responsible for the day-to-day management of the Fund’s portfolio, including determining the securities purchased and sold by the Fund, subject to the supervision of the Adviser and the Board. The Sub-Adviser is also responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions. The Sub-Adviser is paid a fee by the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.12% of the Fund’s average daily net assets (the “Sub-Advisory Fee”). The Sub-Adviser has agreed to assume all or a portion of the Adviser’s obligation to pay all expenses incurred by the Fund, except for the Sub-Advisory Fee payable to the Sub-Adviser and Excluded Expenses. For assuming the payment obligation for a portion of the Fund’s expenses, the Adviser has agreed to pay to the Sub-Adviser the portion, if any, generated by the Fund’s Investment Advisory Fee, less a contractual fee retained by the Adviser. Expenses incurred by the Fund and paid by the Sub-Adviser include fees charged by Tidal (defined below), which is an affiliate of the Adviser.

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Fund’s administrator and, in that capacity, performs various administrative and management services for the Fund. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers. As compensation for the services it provides, Tidal receives a fee based on the Fund’s average daily net assets, subject to a minimum annual fee. Tidal also is entitled to certain out-of-pocket expenses for the services mentioned above.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s fund accountant and transfer agent. In those capacities, Fund Services performs various accounting and transfer agency services for the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s custodian. Prior to August 1, 2025, Fund Services also served as the Fund’s sub-administrator.

Foreside Fund Services, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Fund.

NOTE 5 - SEGMENT REPORTING

In accordance with the FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the Fund has evaluated its business activities and determined that it operates as a single reportable segment.

The Fund’s investment activities are managed by the Principal Financial Officer, which serves as the Chief Operating Decision Maker (“CODM”). The Principal Financial Officer is responsible for assessing the Fund’s financial performance and allocating resources. In making these assessments, the Principal Financial Officer evaluates the Fund’s financial results on an aggregated basis, rather than by separate segments. As such, the Fund does not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required. There were no intra-entity sales or transfers during the reporting period.

The Fund primarily generates income through dividends, interest, and realized/unrealized gains on its investment portfolio. Expenses incurred, including management fees, Fund operating expenses, and transaction costs, are considered general Fund-level expenses and are not allocated to specific segments or business lines.

Notes to Financial Statements

January 31, 2026 (Unaudited)

Management has determined that the Fund does not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate its reporting requirements in accordance with applicable accounting standards.

NOTE 6 - PURCHASES AND SALES OF SECURITIES

For the period ended January 31, 2026, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, and in-kind transactions were $1,073,438 and $1,299,311, respectively.

For the period ended January 31, 2026, the purchases and sales of long-term U.S. government securities for the Fund were $ 16,263,000 and $8,133,898, respectively.

For the period ended January 31, 2026, there were no in-kind transactions associated with creations and redemptions for the Fund.

NOTE 7 - INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the period ended January 31, 2026 and the prior fiscal year ended July 31, 2025 were as follows:

Distributions paid from:	January 31, 2026	July 31, 2025
Academy Veteran Bond ETF
Ordinary Income	$2,684,446	$4,603,400

As of the most recent fiscal year ended July 31, 2025, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

Academy Veteran Bond ETF
Cost of investments	$79,369,556
Gross tax unrealized appreciation	496,062
Gross tax unrealized depreciation	(803,018)
Net tax unrealized appreciation (depreciation)	(306,956)
Undistributed ordinary income (loss)	476,209
Undistributed long-term capital gain (loss)	—
Total distributable earnings	476,209
Other accumulated gain (loss)	(26,065)
Total distributable earnings/ (accumulated losses)	$143,188

Net capital losses incurred after October 31 (post-October losses) and net investment losses incurred after December 31 (late-year losses), and within the taxable year, may be elected to be deferred to the first business day of the Fund’s next taxable year. As of the most recent fiscal year ended July 31, 2025, the Fund had not elected to defer any post-October or late-year losses.

As of July 31, 2025, the Fund had long-term and short-term capital loss carryovers of $2,164 and $23,901, respectively, which do not expire.

Notes to Financial Statements

January 31, 2026 (Unaudited)

NOTE 8 - CREDIT FACILITY

U.S. Bank N.A. has made available to the Fund a credit facility pursuant to a Loan Agreement for temporary or extraordinary purposes. Credit facility details for the period ended January 31, 2026, were as follows:

Maximum available credit	$50,000,000
Largest amount outstanding on an individual day	—
Average daily loan outstanding	—
Credit facility outstanding as of January 31, 2026	—
Average interest rate, when in use	N/A
Interest rate terms	Prime
Interest rate as of January 31, 2026	7.50%
Expiration date	June 24, 2026

Interest expense incurred for the period ended January 31, 2026 is disclosed in the Statement of Operations, if applicable. The credit facility is an uncommitted, senior secured 364-day umbrella line of credit used for the benefit of certain funds in the Trust.

The maximum available credit is disclosed at the Trust level. The Fund’s ability to borrow is therefore limited by borrowings of other funds within the Trust which are party to the agreement and to one-third of the Fund’s total assets.

NOTE 9 - SHARES TRANSACTIONS

Shares of the Fund are listed and traded on the Exchange. Market prices for the Shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV, generally in large blocks of Shares, called Creation Units. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of Shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units and Redemption Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees are imposed to compensate the Fund for transaction costs associated with the cash transactions. Variable fees received by the Fund, if any, are disclosed in the capital shares transactions section of the Statement of Changes in Net Assets. The Fund may issue an unlimited number of Shares of beneficial interest, with no par value. All Shares of the Fund have equal rights and privileges.

Notes to Financial Statements

January 31, 2026 (Unaudited)

NOTE 10 - RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, armed conflict, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated.

NOTE 11 - NEW ACCOUNTING PRONOUNCEMENTS

In December 2023, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”), which enhances the transparency and decision usefulness of income tax disclosures. The amendments are effective for annual periods beginning after December 15, 2024. The Fund has adopted ASU 2023-09, which is not expected to have a material impact on the Fund’s financial statements or disclosures.

NOTE 12 - SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no subsequent events that would need to be recognized or disclosed in the Fund’s financial statements.

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.”

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Fund’s accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a). Under the Investment Advisory Agreement, in exchange for a single unitary management fee from the Fund, the Adviser has agreed to pay all expenses incurred by the Fund, including Trustee compensation, except for certain excluded expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory and Sub-Advisory Contracts.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal Trust I

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	April 7, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	April 7, 2026

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	April 7, 2026

* Print the name and title of each signing officer under his or her signature.